Voya Corporate Leaders 100 Fund Expense Example - Class A C I R R6 and W Shares [Member] - Voya Corporate Leaders 100 Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 653
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,024
Expense Example, with Redemption, 10 Years	1,581
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,901
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	773
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	660
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 769